Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

Note 5 – Cash and cash equivalents

As at December 31, 2020 and 2019, cash and cash equivalents were primarily held in interest-bearing deposits.

Cash and cash equivalents comprised the following:

	At December 31,	At December 31,
	2020	2019
Cash deposits	$523.7	$118.7
Term deposits	10.5	13.4
	$534.2	$132.1